Other employee benefits (Narrative) (Details) - Other employee benefits [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Year	Dec. 31, 2020 Year
Other Employee Benefits [Line Items]
Weighted average duration of non-pension post employment obligation | Year	18.6	19.4
Actuarial assumption of discount rates [Member]
Other Employee Benefits [Line Items]
Reasonably possible increase in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (11,124)
Reasonably possible decrease in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 12,821
Actuarial assumption of health care cost trend rates [Member]
Other Employee Benefits [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 25,894
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (19,987)
Actuarial assumptions of life expectancy [Member]
Other Employee Benefits [Line Items]
Reasonably possible increase in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 5,088
Reasonably possible decrease in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (5,147)
Active members [Member]
Other Employee Benefits [Line Items]
Weighted average duration of non-pension post employment obligation | Year	25.4	24.6
Inactive members [Member]
Other Employee Benefits [Line Items]
Weighted average duration of non-pension post employment obligation | Year	13.2	13.6